Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of profit before income taxes
Non-PRC	$ (43,630)	$ (7,138)	$ 2,777
PRC	(25,097)	(3,310)	5,899
Profit before income taxes	$ (68,727)	$ (10,448)	$ 8,676